UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22881

American Funds Developing World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Michael W. Stockton

American Funds Developing World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Developing World Growth and Income FundSM Semi-annual report for the six months ended May 31, 2018

Invest in the
dividends of a
developing world.

American Funds Developing World Growth and Income Fund seeks to provide long-term growth of capital while providing current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, by Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 2/3/14)

Reflecting 5.75% maximum sales charge	–5.47%	0.82%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.30% for Class A shares as of the prospectus dated February 1, 2018. The expense ratio was restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Investing in developing markets involves risks, such as significant currency and price fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus. Investments in developing markets have been more volatile than investments in developed markets, reflecting the greater uncertainties of investing in less established economies. Individuals investing in developing markets should have a long-term perspective and be able to tolerate potentially sharp declines in the value of their investments. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Emerging markets stocks wavered during the first half of American Funds Developing World Growth and Income Fund’s fiscal year as investors weighed the ramifications of a strengthening U.S. dollar, uncertainty related to political elections in developing countries and tighter U.S. monetary policy.

The fund declined 2.19% with dividends reinvested for the six months ended May 31, 2018. The fund’s return trailed the 0.89% gain for its benchmark, the MSCI Emerging Markets Index, which measures markets in more than 20 developing countries. Compared with the benchmark, the fund lagged in part due to stock selection in Brazil and in consumer staples. The Lipper Emerging Markets Funds Index rose 0.56%.

Launched in February of 2014, American Funds Developing World Growth and Income Fund seeks to take advantage of long-term growth prospects and income opportunities in emerging markets by investing in firms that have consistently paid meaningful dividends over time. The fund’s assets are primarily invested in stocks domiciled in developing countries; however, managers may also invest in developed market companies that derive a significant portion of their revenues from emerging markets.

Results at a glance

For periods ended May 31, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 2/3/14)

American Funds Developing World Growth and Income Fund (Class A shares)	–2.19%	5.34%	2.27%	3.14%
MSCI Emerging Markets Index*	0.89	14.03	6.17	6.95
Lipper Emerging Markets Funds Index†	0.56	11.86	6.61	7.07

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Source: MSCI.
†	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

American Funds Developing World Growth and Income Fund	1

Market review

Returns were mixed in Asian markets. The MSCI China Index* advanced 5.65%, withstanding increased U.S.-China trade tensions. Continued economic growth, moves by the government to limit debt excesses and new regulations to curb pollution helped support returns. China’s economy expanded 6.8% in the first quarter, supported by strong consumption, export growth and investments in the property market. Health care companies notched the strongest returns, bolstered by supportive government policies, including regulations to speed up drug approvals. The consumer staples and energy sectors also saw significant gains.

Taiwanese stocks rose 1.89%, while South Korean stocks slipped 0.47%. Signs that the latest upgrade cycle for technology gear may be slowing affected returns, along with uncertainty over the impact of U.S. trade tariffs. Taiwan and South Korea are both major players in the global technology supply chain, producing semiconductors and technology-related components used in a wide range of computing devices. Elsewhere in Asia, Indonesian equities slid 4.82%. Sluggish consumer spending, higher oil prices and rising inflation raised questions about the government’s economic growth targets.

In Latin America, Brazilian stocks were volatile and ended the six-month period down 5.64%. Gains were strong from December through March. However, worries mounted over the outcome of Brazil’s October presidential election and progress on fiscal reforms to help pave the path for sustainable economic growth. In May, Brazil’s central bank unexpectedly left interest rates unchanged after earlier signaling another cut. Challenging conditions hit the Brazilian real, which slumped 12.23% against the dollar.

Russian stocks gained despite hitting a rough patch late in April after the U.S. levied fresh sanctions against prominent Russian businessmen and companies. The MSCI Russia Index rose 5.30%, helped by improving economic conditions and higher prices for oil, of which Russia is a major producer. Action taken by Standard & Poor’s also helped overall sentiment: In February, S&P raised Russia’s credit rating to investment grade for the first time in 12 years. S&P cited the country’s prudent fiscal policies to cope with lower oil prices over the past several years and international trading sanctions imposed in 2014.

Inside the portfolio

Several Chinese companies were leading contributors to the portfolio on a relative basis. In the health care sector, Shanghai Fosun Pharmaceutical benefited from its broad exposure to growth in Chinese health care spending as well as acquisitions that enhanced sales in the U.S. and Europe. Shares of the drug developer and hospital operator surged 31.79%. Longfor Properties, a large Chinese real estate

*	Unless otherwise indicated, equity and country stock returns are based on MSCI indexes and measured in U.S. dollars with net dividends reinvested.

2	American Funds Developing World Growth and Income Fund

developer, gained 25.50% on strong housing demand in many Chinese cities. Company sales grew despite government-imposed buying restrictions and moves designed to cool property prices.

Casino operator Sands China was another significant contributor. Shares rose 21.51%, bolstered by a continued rebound in Macau’s gaming revenue, which through May had increased for 22 consecutive months. Shares of Vale, one of Brazil’s largest miners, gained 26.65% on improving cash flow, a stronger balance sheet, rising metals prices and demand from China for its higher quality ore.

However, certain stock choices in Brazil — the fund’s second-largest weighting by country — detracted on a relative basis. Shares of CCR, one of Latin America’s largest toll-road operators, declined 42.81%. Sentiment was affected by the overhang of an accounting investigation into alleged kickbacks for a road project; CCR has denied the allegations. A trucker strike that blocked highways in Brazil during part of May also weighed on the stock. Shares of pharmaceuticals company Hypera, formerly known as Hypermarcas, fell 24.54% on a bribery probe into former company executives. The company’s balance sheet remains solid, and management is committed to growing the dividend per share. Shares of dental insurer OdontoPrev also weighed on portfolio returns.

Dividend-oriented companies in the consumer staples sector also detracted as foreign currency pressures and global trade uncertainties affected multinationals. One of the portfolio’s largest detractors was British American Tobacco. Shares of the U.K.-based company fell after the U.S. Food and Drug Administration announced a regulatory plan to reduce nicotine levels in cigarettes; the high-dividend-paying stock was also hurt by rising interest rates.

Looking ahead

Developing countries are benefiting from global growth, firmer commodities prices and positive corporate fundamentals. Despite some recent volatility in emerging-markets equities, cash flow at emerging-markets companies is improving and debt levels are decreasing, two factors which could support dividend growth. In aggregate, corporate profits are estimated to register another year of double-digit growth. Valuations relative to the developed world also remain attractive.

Potential risks on the horizon include negative outcomes of trade negotiations between the U.S. and China, the impact of rising U.S. interest rates and a stronger dollar on emerging markets, and volatility that may arise from elections in several countries this year and next, including Brazil, Mexico, India and Indonesia.

Portfolio managers are closely monitoring near-term risks that may create overlooked opportunities if the broader market takes a blanket macro view of the entire asset class, region or country.

American Funds Developing World Growth and Income Fund	3

The fund’s managers invest on a company-by-company basis, focusing on those with strong balance sheets, the ability to navigate difficult periods and a disciplined approach to growing dividends over time. We believe that investing in companies that pay reasonable dividends — and increase them as their earnings rise — has the potential to deliver solid returns through various market cycles.

In this environment, managers are evaluating cyclically oriented businesses that could benefit from growth in developing economies; these include companies involved in financial services, infrastructure development and technology hardware. They further are weighing opportunities to invest in domestically oriented businesses that would be less affected by potential trade battles among leading global economies.

The fund’s largest area of investment is the financials sector, which accounts for more than 21% of the fund’s net assets and is close to a 10-year high for the portfolio on a sector basis. Managers are primarily focused on emerging-markets-domiciled banks, including those in Russia, China, Eastern Europe and the Middle East. Managers are also constructive on opportunities in the health care sector, particularly in China. Equity investments in health care companies are at the high end of the 10-year average for the fund. Selective additions in the out-of-favor telecommunications sector have also been made.

The fund’s results have been challenged in this most recent period: Higher-yielding companies that meet the fund’s dividends requirements have lagged the index, while companies that pay little to no dividend have notched stronger gains. That said, our research suggests that consistent, dividend-paying companies in emerging markets have tended to deliver solid returns over the long term. We appreciate your trust and look forward to reporting to you again in six months.

Sincerely,

Shaw B. Wagener

Vice Chairman and President

July 17, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of June 30, 2018, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.86%.

4	American Funds Developing World Growth and Income Fund

Summary investment portfolio May 31, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
China	14.09%
Brazil	9.90
Taiwan	7.44
Russian Federation	6.16
Hong Kong	5.95
South Korea	5.26
South Africa	4.98
Indonesia	4.83
United Kingdom	4.18
Other countries	31.72
Short-term securities & other assets less liabilities	5.49

Common stocks 92.03%	Shares	Value (000)
Financials 21.27%
First Abu Dhabi Bank PJSC, non-registered shares[1]	18,908,275	$63,275
Discovery Ltd.[1]	4,681,357	56,717
Sberbank of Russia PJSC (ADR)[1]	3,006,800	43,111
Sberbank of Russia PJSC[1]	3,235,447	11,491
MONETA Money Bank, AS, non-registered shares[1]	14,395,258	50,282
Credicorp Ltd.	186,300	41,250
China Pacific Insurance (Group) Co., Ltd., Class H1	9,208,200	39,511
Moscow Exchange MICEX-RTS PJSC[1]	20,689,139	37,301
ICICI Bank Ltd.[1]	7,679,738	32,371
Industrial and Commercial Bank of China Ltd., Class H1	35,978,000	29,598
Shinhan Financial Group Co., Ltd.[1]	580,313	23,496
Other securities		243,236
		671,639

Information technology 13.87%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,552,800	101,127
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	492,500	19,060
Samsung Electronics Co., Ltd.[1]	2,161,550	101,465
Samsung Electronics Co., Ltd., nonvoting preferred[1]	322,350	12,088
MediaTek Inc.[1]	4,241,000	43,955

American Funds Developing World Growth and Income Fund	5

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Broadcom Inc.	94,250	$23,757
Other securities		136,533
		437,985

Consumer staples 12.40%
Carlsberg A/S, Class B1	512,334	56,998
Savola Group Co.[1]	4,063,000	42,694
Danone SA1	488,025	37,237
Shoprite Holdings Ltd.[1]	1,980,194	36,387
Nestlé SA1	445,284	33,561
British American Tobacco PLC[1]	565,900	29,111
Diageo PLC[1]	703,500	25,841
Unilever PLC[1]	424,420	23,399
Other securities		106,195
		391,423

Consumer discretionary 8.36%
Astra International Tbk PT1	96,400,400	47,723
Sands China Ltd.[1]	7,702,300	45,820
PT Surya Citra Media Tbk[1]	205,555,700	36,268
Matahari Department Store Tbk PT1	48,118,888	31,599
Galaxy Entertainment Group Ltd.[1]	3,500,000	30,733
Other securities		71,871
		264,014

Industrials 6.60%
CCR SA, ordinary nominative	13,925,935	38,516
Airbus SE, non-registered shares[1]	316,085	36,269
CTCI Corp. (Taiwan)[1]	16,667,000	27,307
Other securities		106,304
		208,396

Health care 6.30%
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H1	12,505,500	79,686
Hypera SA, ordinary nominative	6,469,300	48,988
Shanghai Pharmaceutical (Group) Co., Ltd., Class H1	10,796,700	33,237
OdontoPrev SA, ordinary nominative	7,796,550	29,226
Other securities		7,662
		198,799

Telecommunication services 6.13%
América Móvil, SAB de CV, Series L (ADR)	4,670,000	72,432
HKT Trust and HKT Ltd., units[1]	31,859,960	39,996
Singapore Telecommunications Ltd.[1]	10,968,800	26,810
Other securities		54,209
		193,447

Materials 6.11%
Vale SA, ordinary nominative	6,010,116	81,710
Alrosa PJSC[1]	27,214,647	38,434
Nexa Resources SA	1,550,200	24,369

6	American Funds Developing World Growth and Income Fund

	Shares	Value (000)
LafargeHolcim Ltd.[1]	445,305	$22,843
Other securities		25,601
		192,957

Real estate 2.62%
Longfor Properties Co. Ltd.[1]	14,182,500	42,217
China Overseas Land & Investment Ltd.[1]	8,004,000	26,728
Other securities		13,959
		82,904

Utilities 2.07%
Other securities		65,356

Energy 1.60%
China Petroleum & Chemical Corp., Class H1	28,902,000	28,193
Other securities		22,248
		50,441

Miscellaneous 4.70%
Other common stocks in initial period of acquisition		148,281

Total common stocks (cost: $2,646,849,000)		2,905,642

Rights & warrants 1.22%
Consumer discretionary 1.04%
Midea Group Co., Ltd., Class A, warrants, expire 2018[1,2]	3,982,300	32,905

Consumer staples 0.18%
Other securities		5,646

Total rights & warrants (cost: $32,699,000)		38,551

Convertible stocks 0.30%
Health care 0.30%
Other securities		9,542

Total convertible stocks (cost: $11,559,000)		9,542

Convertible bonds 0.32%	Principal amount (000)
Energy 0.32%
Other securities		10,068

Total convertible bonds (cost: $11,873,000)		10,068

Bonds, notes & other debt instruments 0.64%
Corporate bonds & notes 0.63%
Utilities 0.63%
Other securities		19,891

Total corporate bonds & notes		19,891

American Funds Developing World Growth and Income Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.01%
Other securities		$375

Total bonds, notes & other debt instruments (cost: $18,980,000)		20,266

Short-term securities 5.06%
CPPIB Capital Inc. 1.93% due 6/20/2018[2]	$25,000	24,975
Federal Home Loan Bank 1.70%–1.85% due 6/14/2018–8/1/2018	103,000	102,857
Société Générale 1.69% due 6/1/2018[2]	31,900	31,898

Total short-term securities (cost: $159,735,000)		159,730
Total investment securities 99.57% (cost: $2,881,695,000)		3,143,799
Other assets less liabilities 0.43%		13,510

Net assets 100.00%		$3,157,309

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,336,828,000, which represented 74.01% of the net assets of the fund. This amount includes $2,274,659,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $127,585,000, which represented 4.04% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

8	American Funds Developing World Growth and Income Fund

Financial statements

Statement of assets and liabilities at May 31, 2018	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $2,881,695)			$3,143,799
Cash			1,525
Cash denominated in currencies other than U.S. dollars (cost: $10,085)			10,093
Receivables for:
Sales of investments	$4,314
Sales of fund’s shares	3,776
Dividends and interest	9,751
Other	—	*	17,841
			3,173,258
Liabilities:
Payables for:
Purchases of investments	7,182
Repurchases of fund’s shares	3,978
Investment advisory services	2,006
Services provided by related parties	693
Trustees’ deferred compensation	680
Non-U.S. taxes	774
Other	636		15,949
Net assets at May 31, 2018			$3,157,309

Net assets consist of:
Capital paid in on shares of beneficial interest			$3,236,944
Undistributed net investment income			14,475
Accumulated net realized loss			(355,416)
Net unrealized appreciation			261,306
Net assets at May 31, 2018			$3,157,309

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Developing World Growth and Income Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (297,342 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,620,474	152,618	$10.62
Class C	120,212	11,377	10.57
Class T	11	1	10.62
Class F-1	100,590	9,471	10.62
Class F-2	752,480	70,808	10.63
Class F-3	431,844	40,652	10.62
Class 529-A	40,922	3,857	10.61
Class 529-C	5,461	517	10.56
Class 529-E	1,672	158	10.60
Class 529-T	11	1	10.62
Class 529-F-1	3,690	348	10.62
Class R-1	1,374	130	10.58
Class R-2	12,085	1,145	10.55
Class R-2E	256	24	10.59
Class R-3	12,018	1,134	10.60
Class R-4	8,226	775	10.61
Class R-5E	397	37	10.61
Class R-5	5,580	525	10.63
Class R-6	40,006	3,764	10.63

See Notes to Financial Statements

10	American Funds Developing World Growth and Income Fund

Statement of operations for the six months ended May 31, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,811)	$50,944
Interest	2,802	$53,746
Fees and expenses*:
Investment advisory services	12,077
Distribution services	2,891
Transfer agent services	2,158
Administrative services	490
Reports to shareholders	144
Registration statement and prospectus	334
Trustees’ compensation	225
Auditing and legal	29
Custodian	660
Other	76
Total fees and expenses before reimbursement	19,084
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		19,084
Net investment income		34,662

Net realized gain and unrealized depreciation:
Net realized gain on:
Investments in unaffiliated issuers	15,105
Currency transactions	41	15,146
Net unrealized depreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $774)	(127,033)
Currency translations	(132)	(127,165)
Net realized gain and unrealized depreciation		(112,019)

Net decrease in net assets resulting from operations		$(77,357)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Developing World Growth and Income Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended May 31, 2018*	Year ended November 30, 2017
Operations:
Net investment income	$34,662	$56,260
Net realized gain (loss)	15,146	(52,270)
Net unrealized (depreciation) appreciation	(127,165)	563,417
Net (decrease) increase in net assets resulting from operations	(77,357)	567,407

Dividends paid to shareholders from net investment income	(23,008)	(56,841)

Net capital share transactions	150,890	323,644

Total increase in net assets	50,525	834,210

Net assets:
Beginning of period	3,106,784	2,272,574
End of period (including undistributed net investment income: $14,475 and $2,821, respectively)	$3,157,309	$3,106,784

*	Unaudited.

See Notes to Financial Statements

12	American Funds Developing World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

American Funds Developing World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1,F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Developing World Growth and Income Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	American Funds Developing World Growth and Income Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

American Funds Developing World Growth and Income Fund	15

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are

16	American Funds Developing World Growth and Income Fund

based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$100,285	$571,354	$—	$671,639
Information technology	97,864	340,121	—	437,985
Consumer staples	41,441	349,982	—	391,423
Consumer discretionary	5,571	258,443	—	264,014
Industrials	38,516	169,880	—	208,396
Health care	78,214	120,585	—	198,799
Telecommunication services	72,432	121,015	—	193,447
Materials	120,179	72,778	—	192,957
Real estate	1,950	80,954	—	82,904
Utilities	44,673	20,683	—	65,356
Energy	15,782	34,659	—	50,441
Miscellaneous	—	148,281	—	148,281
Rights & warrants	—	38,551	—	38,551
Convertible stocks	—	9,542	—	9,542
Convertible bonds	—	10,068	—	10,068
Bonds, notes & other debt instruments	—	20,266	—	20,266
Short-term securities	—	159,730	—	159,730
Total	$616,907	$2,526,892	$—	$3,143,799

*	Securities with a value of $2,274,659,000, which represented 72.04% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Developing World Growth and Income Fund	17

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

18	American Funds Developing World Growth and Income Fund

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Developing World Growth and Income Fund	19

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$13,520
Capital loss carryforward*	(363,728)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

20	American Funds Developing World Growth and Income Fund

As of May 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$457,346
Gross unrealized depreciation on investments	(214,731)
Net unrealized appreciation on investments	242,615
Cost of investments	2,901,184

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2018		Year ended November 30, 2017
Class A	$11,185		$30,714
Class B1			—	[2]
Class C	386		1,469
Class T3	—	[2]	—	[2]
Class F-1	765		1,979
Class F-2	6,287		15,686
Class F-3[4]	3,505		4,773
Class 529-A	270		678
Class 529-B1			—	[2]
Class 529-C	14		63
Class 529-E	7		19
Class 529-T3	—	[2]	—	[2]
Class 529-F-1	26		56
Class R-1	4		17
Class R-2	38		132
Class R-2E	—	[2]	1
Class R-3	62		160
Class R-4	54		147
Class R-5E	1		—	[2]
Class R-5	51		117
Class R-6	353		830
Total	$23,008		$56,841

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

American Funds Developing World Growth and Income Fund	21

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.640% on such assets in excess of $4 billion. For the six months ended May 31, 2018, the investment advisory services fee was $12,077,000, which was equivalent to an annualized rate of 0.726% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

22	American Funds Developing World Growth and Income Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended May 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$1,937	$1,401		$85		Not applicable
Class C	646	107		32		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	141	69		28		Not applicable
Class F-2	Not applicable	448		203		Not applicable
Class F-3	Not applicable	57		108		Not applicable
Class 529-A	40	31		11		$14
Class 529-C	28	4		1		2
Class 529-E	4	—	*	—	*	1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	3		1		1
Class R-1	7	1		—	*	Not applicable
Class R-2	46	21		3		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	31	9		3		Not applicable
Class R-4	10	4		2		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	2		2		Not applicable
Class R-6	Not applicable	1		11		Not applicable
Total class-specific expenses	$2,891	$2,158		$490		$18

*	Amount less than one thousand.

American Funds Developing World Growth and Income Fund	23

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $225,000 in the fund’s statement of operations reflects $215,000 in current fees (either paid in cash or deferred) and a net increase of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund has purchased from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2018, the fund engaged in such purchase and sale transactions with related funds in the amounts of $187,000 and $21,590,000, respectively.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2018.

7. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended May 31, 2018.

24	American Funds Developing World Growth and Income Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2018

Class A	$169,164	14,928	$11,105		996		$(151,491)	(13,455)	$28,778	2,469
Class C	11,597	1,026	385		35		(13,861)	(1,237)	(1,879)	(176)
Class T	—	—	—		—		—	—	—	—
Class F-1	26,758	2,397	764		69		(31,022)	(2,757)	(3,500)	(291)
Class F-2	153,864	13,623	6,266		562		(119,786)	(10,806)	40,344	3,379
Class F-3	109,830	9,740	3,200		287		(34,382)	(3,046)	78,648	6,981
Class 529-A	6,881	611	270		24		(3,459)	(305)	3,692	330
Class 529-C	982	87	13		1		(1,203)	(110)	(208)	(22)
Class 529-E	635	55	7		1		(96)	(9)	546	47
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	1,136	99	25		3		(557)	(49)	604	53
Class R-1	366	33	4		—	[2]	(175)	(15)	195	18
Class R-2	2,946	261	38		3		(1,693)	(150)	1,291	114
Class R-2E	262	23	—	[2]	—	[2]	(65)	(6)	197	17
Class R-3	3,158	280	62		5		(1,827)	(163)	1,393	122
Class R-4	1,986	177	54		5		(1,616)	(142)	424	40
Class R-5E	495	44	1		—	[2]	(110)	(10)	386	34
Class R-5	1,156	102	51		5		(1,645)	(146)	(438)	(39)
Class R-6	4,683	413	353		32		(4,619)	(405)	417	40
Total net increase (decrease)	$495,899	43,899	$22,598		2,028		$(367,607)	(32,811)	$150,890	13,116

See next page for footnotes.

American Funds Developing World Growth and Income Fund	25

	Sales[1]				Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2017

Class A	$339,433		33,684		$30,485		3,017		$(323,329)	(32,449)	$46,589	4,252
Class B3	16		2		—	[2]	—	[2]	(176)	(19)	(160)	(17)
Class C	25,396		2,538		1,466		143		(33,228)	(3,326)	(6,366)	(645)
Class T4	10		1		—		—		—	—	10	1
Class F-1	47,168		4,627		1,933		190		(51,891)	(5,189)	(2,790)	(372)
Class F-2	349,374		34,996		15,461		1,531		(445,690)	(44,149)	(80,855)	(7,622)
Class F-3[5]	361,647		35,282		4,304		411		(21,422)	(2,022)	344,529	33,671
Class 529-A	9,908		982		677		66		(5,156)	(504)	5,429	544
Class 529-B3	—	[2]	—	[2]	—	[2]	—	[2]	(20)	(2)	(20)	(2)
Class 529-C	1,582		159		63		6		(897)	(89)	748	76
Class 529-E	237		23		19		2		(90)	(9)	166	16
Class 529-T4	10		1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	1,274		128		56		6		(411)	(40)	919	94
Class R-1	264		26		17		2		(584)	(58)	(303)	(30)
Class R-2	4,639		468		132		13		(2,439)	(242)	2,332	239
Class R-2E	36		4		1		—	[2]	(1)	— [2]	36	4
Class R-3	4,502		449		160		16		(1,977)	(197)	2,685	268
Class R-4	3,889		389		146		14		(3,064)	(306)	971	97
Class R-5E	26		2		—	[2]	—	[2]	(2)	— [2]	24	2
Class R-5	2,924		291		116		11		(1,995)	(204)	1,045	98
Class R-6	11,778		1,159		830		82		(3,963)	(388)	8,645	853
Total net increase (decrease)	$1,164,113		115,211		$55,866		5,510		$(896,335)	(89,193)	$323,644	31,528

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

26	American Funds Developing World Growth and Income Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $519,447,000 and $288,585,000, respectively, during the six months ended May 31, 2018.

American Funds Developing World Growth and Income Fund	27

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2018[4,5]	$10.93	$.11	$(.35)	$(.24)
11/30/2017	8.99	.20	1.95	2.15
11/30/2016	8.69	.18	.29	.47
11/30/2015	10.86	.17	(2.18)	(2.01)
11/30/2014[4,8]	10.00	.17	.81	.98
Class C:
5/31/2018[4,5]	10.88	.07	(.35)	(.28)
11/30/2017	8.95	.12	1.93	2.05
11/30/2016	8.66	.11	.28	.39
11/30/2015	10.83	.09	(2.16)	(2.07)
11/30/2014[4,8]	10.00	.09	.83	.92
Class T:
5/31/2018[4,5]	10.93	.12	(.34)	(.22)
11/30/2017[4,11]	9.93	.17	1.00	1.17
Class F-1:
5/31/2018[4,5]	10.93	.11	(.35)	(.24)
11/30/2017	8.99	.21	1.94	2.15
11/30/2016	8.70	.18	.29	.47
11/30/2015	10.86	.17	(2.17)	(2.00)
11/30/2014[4,8]	10.00	.18	.80	.98
Class F-2:
5/31/2018[4,5]	10.94	.13	(.35)	(.22)
11/30/2017	9.00	.23	1.94	2.17
11/30/2016	8.70	.20	.30	.50
11/30/2015	10.87	.21	(2.19)	(1.98)
11/30/2014[4,8]	10.00	.16	.85	1.01
Class F-3:
5/31/2018[4,5]	10.94	.13	(.36)	(.23)
11/30/2017[4,12]	9.47	.21	1.47	1.68

28	American Funds Developing World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income to average net assets[3]

$(.07)	$10.62	(2.19)%[6]	$1,620		1.21%[7]		1.21%[7]		2.01%[7]
(.21)	10.93	24.11	1,641		1.28		1.28		2.01
(.17)	8.99	5.45	1,312		1.33		1.33		2.02
(.16)	8.69	(18.65)	1,251		1.32		1.32		1.70
(.12)	10.86	9.75 [6]	1,242		1.40	[7]	1.39	[7]	1.81	[7]

(.03)	10.57	(2.56)[6]	120		2.03	[7]	2.03	[7]	1.17	[7]
(.12)	10.88	23.04	126		2.08		2.08		1.22
(.10)	8.95	4.55	109		2.14		2.14		1.22
(.10)	8.66	(19.18)	111		2.07		2.07		.95
(.09)	10.83	9.17 [6]	122		2.14	[7]	2.13	[7]	.94	[7]

(.09)	10.62	(2.08)[6,9]	—	[10]	1.03	[7,9]	1.03	[7,9]	2.18	[7,9]
(.17)	10.93	11.83 [6,9]	—	[10]	1.06	[7,9]	1.06	[7,9]	2.52	[7,9]

(.07)	10.62	(2.18)[6]	101		1.23	[7]	1.23	[7]	1.94	[7]
(.21)	10.93	24.05	107		1.27		1.27		2.04
(.18)	8.99	5.40	91		1.30		1.30		2.04
(.16)	8.70	(18.52)	102		1.26		1.26		1.72
(.12)	10.86	9.80 [6]	131		1.34	[7]	1.33	[7]	1.91	[7]

(.09)	10.63	(2.06)[6]	753		.97	[7]	.97	[7]	2.27	[7]
(.23)	10.94	24.34	738		1.01		1.01		2.28
(.20)	9.00	5.81	676		1.04		1.04		2.26
(.19)	8.70	(18.37)	572		1.00		1.00		2.08
(.14)	10.87	10.02 [6]	482		1.07	[7]	1.07	[7]	1.75	[7]

(.09)	10.62	(2.01)[6]	432		.89	[7]	.89	[7]	2.38	[7]
(.21)	10.94	17.72 [6]	368		.89	[7]	.89	[7]	2.39	[7]

See end of table for footnotes.

American Funds Developing World Growth and Income Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2018[4,5]	$10.92	$.11	$(.35)	$(.24)
11/30/2017	8.99	.20	1.93	2.13
11/30/2016	8.69	.17	.30	.47
11/30/2015	10.85	.18	(2.17)	(1.99)
11/30/2014[4,8]	10.00	.15	.82	.97
Class 529-C:
5/31/2018[4,5]	10.87	.06	(.34)	(.28)
11/30/2017	8.94	.12	1.93	2.05
11/30/2016	8.65	.10	.29	.39
11/30/2015	10.83	.09	(2.17)	(2.08)
11/30/2014[4,8]	10.00	.08	.83	.91
Class 529-E:
5/31/2018[4,5]	10.92	.10	(.36)	(.26)
11/30/2017	8.98	.18	1.94	2.12
11/30/2016	8.68	.16	.30	.46
11/30/2015	10.85	.15	(2.18)	(2.03)
11/30/2014[4,8]	10.00	.13	.83	.96
Class 529-T:
5/31/2018[4,5]	10.93	.12	(.35)	(.23)
11/30/2017[4,11]	9.93	.17	.99	1.16
Class 529-F-1:
5/31/2018[4,5]	10.93	.12	(.35)	(.23)
11/30/2017	8.99	.22	1.94	2.16
11/30/2016	8.69	.19	.30	.49
11/30/2015	10.86	.19	(2.18)	(1.99)
11/30/2014[4,8]	10.00	.15	.84	.99
Class R-1:
5/31/2018[4,5]	10.89	.07	(.34)	(.27)
11/30/2017	8.96	.13	1.93	2.06
11/30/2016	8.66	.12	.29	.41
11/30/2015	10.83	.10	(2.17)	(2.07)
11/30/2014[4,8]	10.00	.10	.82	.92

30	American Funds Developing World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income to average net assets[3]

$(.07)	$10.61	(2.20)%[6]	$41		1.27%[7]		1.27%[7]		1.98%[7]
(.20)	10.92	23.92	39		1.30		1.30		2.00
(.17)	8.99	5.44	27		1.39		1.39		1.95
(.17)	8.69	(18.52)	21		1.25		1.25		1.79
(.12)	10.85	9.62 [6]	16		1.50	[7]	1.49	[7]	1.60	[7]

(.03)	10.56	(2.60)[6]	5		2.08	[7]	2.08	[7]	1.15	[7]
(.12)	10.87	23.04	6		2.13		2.13		1.17
(.10)	8.94	4.52	4		2.21		2.21		1.14
(.10)	8.65	(19.29)	3		2.13		2.13		.92
(.08)	10.83	9.11 [6]	2		2.20	[7]	2.19	[7]	.91	[7]

(.06)	10.60	(2.30)[6]	2		1.47	[7]	1.47	[7]	1.87	[7]
(.18)	10.92	23.69	1		1.51		1.51		1.77
(.16)	8.98	5.28	1		1.56		1.56		1.79
(.14)	8.68	(18.81)	1		1.51		1.51		1.51
(.11)	10.85	9.56 [6]	1		1.62	[7]	1.61	[7]	1.40	[7]

(.08)	10.62	(2.11)[6,9]	—	[10]	1.08	[7,9]	1.08	[7,9]	2.13	[7,9]
(.16)	10.93	11.81 [6,9]	—	[10]	1.12	[7,9]	1.12	[7,9]	2.46	[7,9]

(.08)	10.62	(2.11)[6]	4		1.08	[7]	1.08	[7]	2.21	[7]
(.22)	10.93	24.23	3		1.12		1.12		2.18
(.19)	8.99	5.64	2		1.19		1.19		2.15
(.18)	8.69	(18.48)	1		1.12		1.12		1.94
(.13)	10.86	9.87 [6]	1		1.18	[7]	1.17	[7]	1.63	[7]

(.04)	10.58	(2.53)[6]	1		1.97	[7]	1.97	[7]	1.27	[7]
(.13)	10.89	23.07	1		2.02		2.02		1.29
(.11)	8.96	4.72	1		2.06		2.06		1.32
(.10)	8.66	(19.15)	1		1.99		1.99		1.05
(.09)	10.83	9.17 [6]	2		2.08	[7]	2.08	[7]	1.06	[7]

See end of table for footnotes.

American Funds Developing World Growth and Income Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2018[4,5]	$10.87	$.07		$(.35)	$(.28)
11/30/2017	8.94	.13		1.94	2.07
11/30/2016	8.64	.10		.30	.40
11/30/2015	10.82	.09		(2.17)	(2.08)
11/30/2014[4,8]	10.00	.08		.84	.92
Class R-2E:
5/31/2018[4,5]	10.90	.14		(.40)	(.26)
11/30/2017	8.98	.15		1.94	2.09
11/30/2016	8.69	.16		.29	.45
11/30/2015	10.85	.14		(2.13)	(1.99)
11/30/2014[4,13]	11.67	.01		(.76)	(.75)
Class R-3:
5/31/2018[4,5]	10.91	.10		(.35)	(.25)
11/30/2017	8.97	.17		1.95	2.12
11/30/2016	8.68	.15		.29	.44
11/30/2015	10.84	.15		(2.17)	(2.02)
11/30/2014[4,8]	10.00	.11		.85	.96
Class R-4:
5/31/2018[4,5]	10.92	.11		(.35)	(.24)
11/30/2017	8.99	.21		1.93	2.14
11/30/2016	8.69	.18		.30	.48
11/30/2015	10.86	.18		(2.18)	(2.00)
11/30/2014[4,8]	10.00	.13		.86	.99
Class R-5E:
5/31/2018[4,5]	10.92	.19		(.41)	(.22)
11/30/2017	8.98	.18		1.99	2.17
11/30/2016	8.69	.20		.29	.49
11/30/2015[4,14]	8.95	—	[15]	(.26)	(.26)
Class R-5:
5/31/2018[4,5]	10.94	.13		(.35)	(.22)
11/30/2017	9.00	.23		1.95	2.18
11/30/2016	8.70	.20		.31	.51
11/30/2015	10.87	.20		(2.17)	(1.97)
11/30/2014[4,8]	10.00	.19		.82	1.01

32	American Funds Developing World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income to average net assets[3]

$(.04)	$10.55	(2.54)%[6]	$12		1.95%[7]		1.95%[7]		1.31%[7]
(.14)	10.87	23.12	11		1.98		1.98		1.32
(.10)	8.94	4.63	7		2.14		2.14		1.12
(.10)	8.64	(19.33)	4		2.19		2.19		.92
(.10)	10.82	9.17 [6]	2		2.11	[7]	2.11	[7]	.90	[7]

(.05)	10.59	(2.35)[6]	—	[10]	1.70	[7]	1.60	[7]	2.49	[7]
(.17)	10.90	23.30 [9]	—	[10]	1.83	[9]	1.78	[9]	1.48	[9]
(.16)	8.98	5.20 [9]	—	[10]	1.67	[9]	1.60	[9]	1.79	[9]
(.17)	8.69	(18.47)[9]	—	[10]	1.29	[9]	1.27	[9]	1.36	[9]
(.07)	10.85	(6.46)[6,9]	—	[10]	.35	[6,9]	.35	[6,9]	.09	[6,9]

(.06)	10.60	(2.33)[6]	12		1.52	[7]	1.52	[7]	1.72	[7]
(.18)	10.91	23.79	11		1.55		1.55		1.72
(.15)	8.97	5.10	7		1.61		1.61		1.69
(.14)	8.68	(18.77)	5		1.56		1.55		1.49
(.12)	10.84	9.54 [6]	3		1.62	[7]	1.62	[7]	1.17	[7]

(.07)	10.61	(2.19)[6]	8		1.22	[7]	1.22	[7]	1.98	[7]
(.21)	10.92	23.97	8		1.25		1.25		2.06
(.18)	8.99	5.56	6		1.29		1.29		2.04
(.17)	8.69	(18.57)	4		1.24		1.23		1.86
(.13)	10.86	9.82 [6]	2		1.33	[7]	1.32	[7]	1.42	[7]

(.09)	10.61	(2.04)[6]	—	[10]	.98	[7]	.97	[7]	3.46	[7]
(.23)	10.92	24.44	—	[10]	1.10		.96		1.75
(.20)	8.98	5.65	—	[10]	1.13		1.13		2.22
—	8.69	(2.90)[6]	—	[10]	.03	[6]	.03	[6]	.01	[6]

(.09)	10.63	(2.03)[6]	6		.92	[7]	.92	[7]	2.29	[7]
(.24)	10.94	24.42	6		.94		.94		2.30
(.21)	9.00	5.87	4		.98		.98		2.30
(.20)	8.70	(18.32)	3		.92		.92		2.08
(.14)	10.87	10.02 [6]	1		1.05	[7]	1.04	[7]	2.06	[7]

See end of table for footnotes.

American Funds Developing World Growth and Income Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2018[4,5]	$10.94	$.13	$(.34)	$(.21)
11/30/2017	9.00	.24	1.94	2.18
11/30/2016	8.70	.22	.29	.51
11/30/2015	10.87	.20	(2.17)	(1.97)
11/30/2014[4,8]	10.00	.08	.93	1.01

	Six months
	ended	Year ended			For the period
	May 31,	November 30			2/3/2014 to
	2018[4,5,6]	2017	2016	2015	11/30/2014[4,6,8]
Portfolio turnover rate for all share classes	9%	28%	25%	29%	20%

See Notes to Financial Statements

34	American Funds Developing World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[3]		Ratio of net income to average net assets[3]

$(.10)	$10.63	(2.00)%[6]	$40	.87%[7]		.87%[7]		2.33%[7]
(.24)	10.94	24.49	41	.89		.89		2.39
(.21)	9.00	5.93	26	.93		.93		2.44
(.20)	8.70	(18.28)	15	.88		.88		2.06
(.14)	10.87	10.05 [6]	10	.98	[7]	.97	[7]	.94	[7]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	For the period February 3, 2014, commencement of operations, through November 30, 2014.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Amount less than $.01.

American Funds Developing World Growth and Income Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2017, through May 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	American Funds Developing World Growth and Income Fund

	Beginning account value 12/1/2017	Ending account value 5/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$978.09	$5.97	1.21%
Class A – assumed 5% return	1,000.00	1,018.90	6.09	1.21
Class C – actual return	1,000.00	974.45	9.99	2.03
Class C – assumed 5% return	1,000.00	1,014.81	10.20	2.03
Class T – actual return	1,000.00	979.16	5.08	1.03
Class T – assumed 5% return	1,000.00	1,019.80	5.19	1.03
Class F-1 – actual return	1,000.00	978.16	6.07	1.23
Class F-1 – assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class F-2 – actual return	1,000.00	979.45	4.79	.97
Class F-2 – assumed 5% return	1,000.00	1,020.09	4.89	.97
Class F-3 – actual return	1,000.00	979.86	4.39	.89
Class F-3 – assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-A – actual return	1,000.00	978.01	6.26	1.27
Class 529-A – assumed 5% return	1,000.00	1,018.60	6.39	1.27
Class 529-C – actual return	1,000.00	973.98	10.24	2.08
Class 529-C – assumed 5% return	1,000.00	1,014.56	10.45	2.08
Class 529-E – actual return	1,000.00	977.00	7.25	1.47
Class 529-E – assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class 529-T – actual return	1,000.00	978.87	5.33	1.08
Class 529-T – assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class 529-F-1 – actual return	1,000.00	978.93	5.33	1.08
Class 529-F-1 – assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class R-1 – actual return	1,000.00	974.69	9.70	1.97
Class R-1 – assumed 5% return	1,000.00	1,015.11	9.90	1.97
Class R-2 – actual return	1,000.00	974.62	9.60	1.95
Class R-2 – assumed 5% return	1,000.00	1,015.21	9.80	1.95
Class R-2E – actual return	1,000.00	976.50	7.88	1.60
Class R-2E – assumed 5% return	1,000.00	1,016.95	8.05	1.60
Class R-3 – actual return	1,000.00	976.75	7.49	1.52
Class R-3 – assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class R-4 – actual return	1,000.00	978.14	6.02	1.22
Class R-4 – assumed 5% return	1,000.00	1,018.85	6.14	1.22
Class R-5E – actual return	1,000.00	979.60	4.79	.97
Class R-5E – assumed 5% return	1,000.00	1,020.09	4.89	.97
Class R-5 – actual return	1,000.00	979.69	4.54	.92
Class R-5 – assumed 5% return	1,000.00	1,020.34	4.63	.92
Class R-6 – actual return	1,000.00	979.97	4.29	.87
Class R-6 – assumed 5% return	1,000.00	1,020.59	4.38	.87

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Developing World Growth and Income Fund	37

Approval of Investment Advisory and Service Agreement

American Funds Developing World Growth and Income Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital while providing current income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes,

38	American Funds Developing World Growth and Income Fund

over various periods through June 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets Index. They noted the Fund’s brief history and that the investment results were below those of the indexes for the lifetime, three-year and one-year periods considered. They also noted that the volatility of the Fund’s monthly returns for such periods was less than that of the indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Emerging Markets Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, the Funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Funds’ shareholders and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research

American Funds Developing World Growth and Income Fund	39

obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity.

40	American Funds Developing World Growth and Income Fund

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American Funds Developing World Growth and Income Fund	41

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42	American Funds Developing World Growth and Income Fund

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American Funds Developing World Growth and Income Fund	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	American Funds Developing World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2018, portfolio of American Funds Developing World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Developing World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Developing World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Developing World Growth and Income FundSM
Investment portfolio
May 31, 2018
unaudited
Common stocks 92.03% Financials 21.27%	Shares	Value (000)
First Abu Dhabi Bank PJSC, non-registered shares[1]	18,908,275	$63,275
Discovery Ltd.[1]	4,681,357	56,717
Sberbank of Russia PJSC (ADR)[1]	3,006,800	43,111
Sberbank of Russia PJSC[1]	3,235,447	11,491
MONETA Money Bank, AS, non-registered shares[1]	14,395,258	50,282
Credicorp Ltd.	186,300	41,250
China Pacific Insurance (Group) Co., Ltd., Class H1	9,208,200	39,511
Moscow Exchange MICEX-RTS PJSC[1]	20,689,139	37,301
ICICI Bank Ltd.[1]	7,679,738	32,371
Industrial and Commercial Bank of China Ltd., Class H1	35,978,000	29,598
Shinhan Financial Group Co., Ltd.[1]	580,313	23,496
IRB Brasil Resseguros SA	1,752,200	22,688
Bank Central Asia Tbk PT1	13,772,700	22,451
Housing Development Finance Corp. Ltd.[1]	821,211	22,260
KBC Ancora CVA[1]	355,629	19,896
TCS Group Holding PLC (GDR)[1,2]	602,000	12,270
TCS Group Holding PLC (GDR)[1]	338,700	6,904
AIA Group Ltd.[1]	2,051,800	18,723
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,644,500	16,002
Grupo Financiero Inbursa, SAB de CV	10,288,500	14,532
JSE Ltd.[1]	979,786	13,965
KB Financial Group Inc.[1]	227,434	10,940
Barclays Africa Group Ltd.[1]	780,000	9,897
Inversiones La Construcción SA	561,887	9,842
Bank of China Ltd., Class H1	18,834,000	9,779
KBC Groep NV1	105,500	8,166
Union National Bank PJSC[1]	7,002,049	6,794
B3 SA - Brasil, Bolsa, Balcao	1,105,500	6,462
Siam Commercial Bank PCL, foreign registered[1]	1,482,300	6,154
Itaú Unibanco Holding SA, preferred nominative (ADR)	477,163	5,511
		671,639
Information technology 13.87%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	13,552,800	101,127
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	492,500	19,060
Samsung Electronics Co., Ltd.[1]	2,161,550	101,465
Samsung Electronics Co., Ltd., nonvoting preferred[1]	322,350	12,088
MediaTek Inc.[1]	4,241,000	43,955
Broadcom Inc.	94,250	23,757
Vanguard International Semiconductor Corp.[1]	9,632,000	21,068
Yandex NV, Class A3	524,200	17,571
Catcher Technology Co., Ltd.[1]	1,421,000	16,447
Cielo SA, ordinary nominative	3,392,900	15,443
VTech Holdings Ltd.[1]	1,088,300	13,276
Oracle Financial Services Software Ltd.[1,3]	217,134	12,672
Tencent Holdings Ltd.[1]	243,500	12,274
MercadoLibre, Inc.	42,000	12,215
American Funds Developing World Growth and Income Fund — Page 1 of 5

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
NetEase, Inc. (ADR)	43,000	$9,818
Quanta Computer Inc.[1]	3,252,400	5,749
		437,985
Consumer staples 12.40%
Carlsberg A/S, Class B1	512,334	56,998
Savola Group Co.[1]	4,063,000	42,694
Danone SA1	488,025	37,237
Shoprite Holdings Ltd.[1]	1,980,194	36,387
Nestlé SA1	445,284	33,561
British American Tobacco PLC[1]	565,900	29,111
Diageo PLC[1]	703,500	25,841
Unilever PLC[1]	424,420	23,399
Philip Morris International Inc.	265,200	21,094
Reckitt Benckiser Group PLC[1]	262,500	20,106
Thai Beverage PCL[1]	34,775,000	19,836
PZ Cussons PLC[1]	5,158,600	16,336
Mondelez International, Inc.	289,900	11,384
Fomento Económico Mexicano, SAB de CV	1,075,300	8,963
Godrej Consumer Products Ltd.[1]	503,226	8,476
		391,423
Consumer discretionary 8.36%
Astra International Tbk PT1	96,400,400	47,723
Sands China Ltd.[1]	7,702,300	45,820
PT Surya Citra Media Tbk[1]	205,555,700	36,268
Matahari Department Store Tbk PT1	48,118,888	31,599
Galaxy Entertainment Group Ltd.[1]	3,500,000	30,733
Hyundai Motor Co., Series 2[1]	208,614	18,263
Naspers Ltd., Class N1	68,290	16,251
Pacific Textiles Holdings Ltd.[1]	14,992,791	12,960
Shenzhou International Group Holdings Ltd.[1]	877,000	10,245
YUM! Brands, Inc.	68,500	5,571
Minth Group Ltd.[1]	935,500	4,291
Chow Sang Sang Holdings International Ltd.[1]	1,448,100	2,985
Mr Price Group Ltd.[1]	66,234	1,305
		264,014
Industrials 6.60%
CCR SA, ordinary nominative	13,925,935	38,516
Airbus SE, non-registered shares[1]	316,085	36,269
CTCI Corp. (Taiwan)[1]	16,667,000	27,307
BTS Rail Mass Transit Growth Infrastructure Fund[1]	52,714,700	20,591
Haitian International Holdings Ltd.[1]	7,245,000	20,510
International Container Terminal Services, Inc.[1]	11,570,860	18,638
Aggreko PLC[1]	1,822,000	17,020
Aeroflot - Russian Airlines PJSC[1]	5,519,600	12,446
SEEK Ltd.[1]	522,952	7,958
IJM Corp. Bhd.[1]	14,011,100	5,942
DP World Ltd.[1]	142,365	3,199
		208,396
American Funds Developing World Growth and Income Fund — Page 2 of 5

unaudited
Common stocks Health care 6.30%	Shares	Value (000)
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H1	12,505,500	$79,686
Hypera SA, ordinary nominative	6,469,300	48,988
Shanghai Pharmaceutical (Group) Co., Ltd., Class H1	10,796,700	33,237
OdontoPrev SA, ordinary nominative	7,796,550	29,226
Piramal Enterprises Ltd.[1]	218,627	7,662
		198,799
Telecommunication services 6.13%
América Móvil, SAB de CV, Series L (ADR)	4,670,000	72,432
HKT Trust and HKT Ltd., units[1]	31,859,960	39,996
Singapore Telecommunications Ltd.[1]	10,968,800	26,810
Bharti Airtel Ltd.[1]	4,102,426	22,660
MTN Group Ltd.[1]	2,516,505	22,647
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	29,672,300	7,417
MegaFon PJSC[1]	196,000	1,485
		193,447
Materials 6.11%
Vale SA, ordinary nominative	6,010,116	81,710
Alrosa PJSC[1]	27,214,647	38,434
Nexa Resources SA	1,550,200	24,369
LafargeHolcim Ltd.[1]	445,305	22,843
Nutrien Ltd. (CAD denominated)	278,640	14,100
Newcrest Mining Ltd.[1]	734,830	11,501
		192,957
Real estate 2.62%
Longfor Properties Co. Ltd.[1]	14,182,500	42,217
China Overseas Land & Investment Ltd.[1]	8,004,000	26,728
China Resources Land Ltd.[1]	3,278,000	12,009
Fibra Uno Administración, SA de CV REIT	1,412,830	1,950
		82,904
Utilities 2.07%
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	9,758,639	20,099
AES Corp.	1,358,900	17,326
Huaneng Power International, Inc., Class H1	14,212,000	10,958
Glow Energy PCL, foreign registered[1]	3,664,300	9,725
Enel Américas SA (ADR)	748,800	7,248
		65,356
Energy 1.60%
China Petroleum & Chemical Corp., Class H1	28,902,000	28,193
Tenaris SA (ADR)	439,600	15,782
Rosneft Oil Co. PJSC (GDR)[1]	1,064,500	6,466
		50,441
Miscellaneous 4.70%
Other common stocks in initial period of acquisition		148,281
Total common stocks (cost: $2,646,849,000)		2,905,642
American Funds Developing World Growth and Income Fund — Page 3 of 5

unaudited
Rights & warrants 1.22% Consumer discretionary 1.04%	Shares	Value (000)
Midea Group Co., Ltd., Class A, warrants, expire 2018[1,2]	3,982,300	$32,905
Consumer staples 0.18%
Inner Mongolia Yili Industrial Group Co., Ltd., warrants, expire 2018[1,2,3]	1,164,900	5,646
Total rights & warrants (cost: $32,699,000)		38,551
Convertible stocks 0.30% Health care 0.30%
Piramal Enterprises Ltd., convertible debenture, 7.80% 2019[1]	6,976	9,542
Total convertible stocks (cost: $11,559,000)		9,542
Convertible bonds 0.32% Energy 0.32%	Principal amount (000)
Weatherford International PLC, convertible notes, 5.875% 2021	$10,280	10,068
Total convertible bonds (cost: $11,873,000)		10,068
Bonds, notes & other debt instruments 0.64% Corporate bonds & notes 0.63% Utilities 0.63%
Cemig Geração e Transmissão SA 9.25% 2024[2]	18,830	19,891
Total corporate bonds & notes		19,891
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.875% 2018	375	375
Total U.S. Treasury bonds & notes		375
Total bonds, notes & other debt instruments (cost: $18,980,000)		20,266
Short-term securities 5.06%
CPPIB Capital Inc. 1.93% due 6/20/2018[2]	25,000	24,975
Federal Home Loan Bank 1.70%–1.85% due 6/14/2018–8/1/2018	103,000	102,857
Société Générale 1.69% due 6/1/2018[2]	31,900	31,898
Total short-term securities (cost: $159,735,000)		159,730
Total investment securities 99.57% (cost: $2,881,695,000)		3,143,799
Other assets less liabilities 0.43%		13,510
Net assets 100.00%		$3,157,309
American Funds Developing World Growth and Income Fund — Page 4 of 5

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,336,828,000, which represented 74.01% of the net assets of the fund. This amount includes $2,274,659,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $127,585,000, which represented 4.04% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-100-0718O-S66018	American Funds Developing World Growth and Income Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Developing World Growth and Income Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Developing World Growth and Income Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Vice President and Principal Executive Officer

Date: July 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Vice President and Principal Executive Officer

Date: July 31, 2018

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: July 31, 2018